Document and Entity Information	Nov. 11, 2022
Cover [Abstract]
Entity Registrant Name	Portillo's Inc.
Amendment Flag	false
Entity Central Index Key	0001871509
Document Type	8-K
Document Period End Date	Nov. 11, 2022
Entity File Number	1-40951
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-1104304
Entity Address, Address Line One	2001 Spring Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(630)
Local Phone Number	954-3773
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	PTLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false